WARRANT LIABILITIES AND WARRANT RESERVE	12 Months Ended
Dec. 31, 2023
Warrant Liabilities And Warrant Reserve
WARRANT LIABILITIES AND WARRANT RESERVE

14 WARRANT LIABILITIES AND WARRANT RESERVE

WARRANT LIABILITIES

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2022
Beginning of financial year	-	-	-
Fair value changes to profit or loss	-	-	-
Cashless exercise of warrants	-	-	-
Currency realignment	-	-	-
End of financial year	-	-

	Number of warrants	Amount S$	Weighted Average Exercise Price US$

2023
Beginning of financial year	-	-	-
Fair value at inception date	120,618	112,214	4.00
Fair value changes to profit or loss	-	111,631	-
Cashless exercise of warrants classified under warrant reserve	(48,247)	(73,930)	5.11-5.22
Currency realignment	-	(3,302)	-
End of financial year	72,371	146,613

On April 13, 2023, the Company entered into underwriting agreements (the “Underwriting Agreements”) with various third parties as representative of the several underwriters (the “Representative”), relating to the Initial Public Offering (“Offering”) of 2,412,369 shares of the Company’s ordinary shares, with no par value, at an Offering price of US$4.00 per share. Pursuant to the Underwriting Agreements, the Company agreed to issue the underwriters warrant (the “Representative’s Warrants”) to purchase an aggregate of 120,618 of the Company’s ordinary shares, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of US$4.00, which is equal to 100% of the Offering price. The Representative’s Warrants can be exercised on a cashless basis by the holder into a variable number of shares based on the volume weighted average observable price of the Company’s ordinary shares at the time of exercise. The Representative’s Warrants may be exercised beginning on October 11, 2023 until April 14, 2028 and will expire in five (5) years from the date of the issuance.

The outstanding Representative’s Warrants are recognized as warrant liabilities as of December 31, 2023 and are measured at fair value at their inception date and subsequently remeasured at each reporting period with changes being recorded in the statement of profit or loss.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023

The Representative’s Warrants are considered at Level 2 fair value hierarchy. The fair value of the warrants was determined by using Black-Scholes option pricing model using the key assumptions as follows:

As at December 31, 2022
Expected volatility	-
Risk-free interest rate	-
Expected term (years)	-
Exercise price	-
Spot price	-
Fair value of warrant	-

As at December 31, 2023
Expected volatility	6.77%
Risk-free interest rate	3.88%
Expected term (years)	5
Exercise price	US$4.00
Spot price	US$4.90
Fair value of warrant	US$1.52

WARRANT RESERVE

	2022	2023
	S$	S$

At beginning of year	-	-
Cashless exercise of warrants	-	73,930
At end of year	-	73,930

Warrant reserve amounting to S$73,930 (2022: Nil) represents 48,247 (2022: Nil) warrants exercised by various third parties during the financial year. The share issuance pertaining to the exercise of warrants, which have not been issued as at the balance sheet date, were classified under warrant reserve upon receiving the notice of exercise from the various third parties.